Schedule of Projected Benefit Obligations and the accumulated benefit obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 1	€ 0
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 2	4
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 3	26
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 4	5
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 5	9
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 6	66
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 7	0
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 8	53
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 9	78
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 10	112
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 11	2,021
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 12	2,025
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 13	208
Other Long-term Liabilities Schedule Of Projected Benefit Obligations And The Accumulated Benefit Obligations 14	430
FRANCE [Member]
Normal cost	13,000	€ 16,000	€ 17,000
JAPAN [Member]
Normal cost	€ 8,000	€ 9,000	€ 7,000